Other Current Assets	12 Months Ended
Mar. 31, 2025
Other Current Assets [Abstract]
OTHER CURRENT ASSETS

NOTE 8 — OTHER CURRENT ASSETS

Other current assets consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Balances with government authorities	$449,456	$503,171
Advance to suppliers	481,316	1,063,201
Advance to staff	8,974	3,380
Prepaid expenses	25,262	—
TDS receivables	284,168	368,575
	$1,249,176	$1,938,327